UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number    811-08343
                                               ---------------------

                           Phoenix Investment Trust 97
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


           Kevin J. Carr, Esq.                     John R. Flores, Esq.
  Vice President, Chief Legal Officer,                Vice President
  Counsel and Secretary for Registrant         Litigation/Employment Counsel
     Phoenix Life Insurance Company           Phoenix Life Insurance Company
            One American Row                         One American Row
           Hartford, CT 06102                       Hartford, CT 06102
  --------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                    Date of reporting period: August 31, 2005
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                 AUGUST 31, 2005


ANNUAL REPORT

[GRAPHIC OMITTED]


[GRAPHIC OMITTED] PHOENIX SMALL-CAP VALUE FUND
                  FORMERLY PHOENIX SMALL CAP VALUE FUND

[GRAPHIC OMITTED] PHOENIX VALUE EQUITY FUND
                  FORMERLY PHOENIX-OAKHURST VALUE EQUITY FUND


[GRAPHIC OMITTED]
Get Fund documents by e-mail instead.

Eligible shareholders may sign up for E-Delivery at PhoenixFunds.com.



TRUST NAME: PHOENIX INVESTMENT TRUST 97

[LOGO OMITTED] PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



   This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]

      I encourage you to review this annual report for the Phoenix Small-Cap Value Fund and Phoenix Value Equity Fund for the fiscal year ended August 31, 2005.

      As of late summer, the United States economy was growing at a more moderate pace than we experienced in 2004. Inflation concerns seemed to be subsiding after peaking this spring, despite continued high energy prices. The equity markets remained sluggish through the first half of 2005, giving back some of the gains from last fall's post-presidential election rally. The Federal Reserve (the "Fed") continued to tighten interest rates and instituted its tenth consecutive 25 basis point rate hike on August 9. As a result of the Fed's efforts, the Treasury yield curve has flattened considerably over the past year, with short rates rising while rates for longer dated maturities declined. The combination of moderate economic growth and low inflation should provide a favorable environment for both the equity and fixed income markets in the second half of the year.

      No matter what the market brings, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target. Keep in mind that finding the best balance of performance and protection requires discipline and diversification.(1) Your Phoenix mutual fund allocation may help in this effort.

      As an alternative to paper mail, if you would like to view your mutual fund communications electronically, including account statements, prospectuses, and annual and semiannual reports, sign up for our E-Delivery service. To register, go online to PhoenixFunds.com, select the Individual Investors option, and follow the E-Delivery instructions, or call Mutual Fund Services at 1-800-243-1574 and a customer service representative will be happy to assist you.

Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

SEPTEMBER 2005


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS


Glossary ..................................................................    3
Phoenix Small-Cap Value Fund ..............................................    5
Phoenix Value Equity Fund .................................................   19
Notes to Financial Statements .............................................   30
Report of Independent Registered Public Accounting Firm ...................   35
Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements ..................................................   36
Fund Management Tables ....................................................   38




--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
   The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
   The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 1000(R) VALUE INDEX
A market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index performance does not reflect sales charges.

RUSSELL 2000(R) VALUE INDEX
A market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index performance does not reflect sales charges.


S&P 500(R) INDEX
A market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) ENERGY SECTOR INDEX
A market capitalization-weighted index of energy sector stocks within the S&P 500 Index. The index is calculated on a total return basis with dividends reinvested.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.


INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX SMALL-CAP VALUE FUND


A DISCUSSION WITH THE FUND'S MANAGEMENT TEAM OF CARLTON NEEL AND DAVID DICKERSON

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Small-Cap Value Fund seeks long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2005?

A: For the fiscal year ended August 31, 2005, the Fund's Class A shares returned 28.98%, Class B shares returned 27.96%, and Class C shares returned 27.96%. For the same period, the S&P 500(R) Index returned 12.55% and the Fund's style-specific benchmark, the Russell 2000(R) Value Index, returned 22.61%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE CITED.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT FOR INVESTORS?

A: There have been many challenges for investors over the course of the last year, including but not limited to the close presidential election, an ongoing war in Iraq, uncertainty about global terrorism, Federal Reserve credit tightening, and rising oil prices. Despite these challenges, however, the old adage that bull markets "climb a wall of worry" seems to be holding true, as most major stock market averages have been up strongly over the last year. Fortunately for the Fund's investors, value stocks continue to outperform growth stocks, and small-cap stocks continue to beat large-cap names. With the Federal Reserve continuing to raise interest rates, it seems that smaller, more nimble companies are growing faster. As a result, investors have been gravitating toward small-cap companies for earnings growth.

Q: WHAT  FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE REPORTING
PERIOD?
A: The biggest factor contributing to the Fund's positive performance is its solid small-cap value orientation. Thus, the Fund was well positioned to capture the strong performance that the small-cap value category offered investors over the past year. In addition, the Fund outperformed the Russell 2000 Value Index to the further benefit of our investors. Overall, our quantitative process served us well in identifying stocks with attractive value-to-growth characteristics. Also, the Fund's overweighting in the energy sector, which performed tremendously well as crude oil reached an all-time high, was beneficial. With the Fund approaching two years under the current portfolio management team, the changes that have been implemented over that time have produced strong, competitive results.

Q: WHAT IS YOUR ECONOMIC AND MARKET OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: We believe the Federal Reserve is nearing an end to its tightening, economic growth is slowing, but still solid, and earning growth remains positive. During periods of slowing growth, investors tend to gravitate toward areas of the market that are still showing strong earnings growth. As a result, the largest overweighting in the Fund is in the technology sector. Overall, we like stocks and think that valuations are fair, if not slightly underpriced. We think stocks offer a favorable risk/reward balance, and think the economic and earnings backdrop should be a positive for the market. Our only concern is that value-oriented stocks have now outperformed growth stocks for five years, and that small-cap stocks have outperformed large-cap stocks for an extended time. Perhaps a reversal is in the cards. While we do believe that the Fund is currently well positioned, there will be a time when large-cap growth shines again, to the relative detriment of small value stocks. No matter what the market brings, we are firmly committed to offering Fund shareholders a true small-cap value product that adheres to its objective.

                                                                  SEPTEMBER 2005



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

--------------------------------------------------------------------------------
TOTAL RETURNS (1)                                         PERIODS ENDING 8/31/05
--------------------------------------------------------------------------------

                                                         INCEPTION     INCEPTION
                                 1 YEAR       5 YEARS   TO 8/31/05       DATE
                                 ------       -------   ----------     ---------
Class A Shares at NAV(2)         28.98%        5.60%      12.50%       11/20/97
Class A Shares at POP(3)         21.56         4.36       11.65        11/20/97
Class B Shares at NAV(2)         27.96         4.81       11.67        11/20/97
Class B Shares with CDSC(4)      23.96         4.81       11.67        11/20/97
Class C Shares at NAV(2)         27.96         4.81       11.67        11/20/97
Class C Shares with CDSC(4)      27.96         4.81       11.67        11/20/97
S&P 500(R) Index                 12.55        (2.71)       4.73        11/20/97
Russell 2000(R) Value Index      22.61        15.09       10.61        11/20/97


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.

3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.

4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

              Phoenix       Phoenix      Phoenix
            Small-Cap      Small-Cap    Small-Cap               Russell 2000(R)
            Value Fund    Value Fund    Value Fund   S&P 500(R)     Value
              Class A       Class B      Class C       Index        Index
            ----------    -----------   -----------  ---------- ---------------


11/20/97      $ 9,425       $10,000      $10,000      $10,000     $10,000
 8/31/98        7,668         8,093        8,091       10,097       8,370
 8/31/99       10,805        11,320       11,316       14,124       9,549
 8/31/00       17,952        18,674       18,669       16,438      10,856
 8/31/01       15,395        15,894       15,889       12,429      12,815
 8/31/02       13,698        14,031       14,027       10,192      12,097
 8/31/03       16,268        16,540       16,535       11,424      14,962
 8/31/04       18,280        18,454       18,449       12,732      17,878
 8/31/05       23,578        23,614       23,607       14,329      21,921

For information regarding the indexes, see the glossary on page 3.

Phoenix Small-Cap Value Fund

ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                Beginning            Ending        Expenses Paid
 Small-Cap Value Fund         Account Value       Account Value       During
        Class A             February 28, 2005    August 31, 2005      Period*
 --------------------       -----------------    ---------------   -------------
Actual                          $1,000.00           $1,051,40          $7.24
Hypothetical (5% return
   before expenses)              1,000.00            1,018.06           7.15

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 28.98%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT AUGUST 31, 2005 OF $1,289.80.

                                Beginning            Ending        Expenses Paid
 Small-Cap Value Fund         Account Value       Account Value       During
        Class B             February 28, 2005    August 31, 2005      Period*
 --------------------       -----------------    ---------------   -------------
Actual                          $1,000.00           $1,047.00         $11.09
Hypothetical (5% return
   before expenses)              1,000.00            1,014.23          10.97

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 27.96%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT AUGUST 31, 2005 OF $1,279.60.

                                Beginning            Ending        Expenses Paid
 Small-Cap Value Fund         Account Value       Account Value       During
        Class C             February 28, 2005    August 31, 2005      Period*
 --------------------       -----------------    ---------------   -------------
Actual                          $1,000.00           $1,047.00         $11.09
Hypothetical (5% return
   before expenses)              1,000.00            1,014.23          10.97

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 27.96%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT AUGUST 31, 2005 OF $1,279.60.


  YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Small-Cap Value Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT AUGUST 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(d)
--------------------------------------------------------------------------------
 1.    Harris Corp.                                                     1.7%
 2.    Beazer Homes USA, Inc.                                           1.5%
 3.    WPS Resources Corp.                                              1.4%
 4.    Chesapeake Energy Corp.                                          1.4%
 5.    Cimarex Energy Co.                                               1.4%
 6.    Terex Corp.                                                      1.4%
 7.    Reliance Steel & Aluminum Co.                                    1.4%
 8.    Energen Corp.                                                    1.4%
 9.    OMI Corp.                                                        1.4%
10.    Tesoro Corp.                                                     1.4%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS 8/31/05
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                              23%
Consumer Discretionary                  17
Information Technology                  15
Industrials                             13
Energy                                  10
Materials                                7
Utilities                                5
Other                                   10



                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2005

                                                     SHARES          VALUE
                                                     ------      ------------

DOMESTIC COMMON STOCKS--98.9%

AEROSPACE & DEFENSE--3.4%
AAR Corp.(b) ....................................     42,400     $    746,240
Armor Holdings, Inc.(b) .........................     39,600        1,679,436
Aviall, Inc.(b) .................................     40,600        1,380,806
DRS Technologies, Inc. ..........................     50,800        2,613,660
Esterline Technologies Corp.(b) .................     33,800        1,475,370
Triumph Group, Inc.(b) ..........................     20,900          820,743
                                                                 ------------
                                                                    8,716,255
                                                                 ------------

AIR FREIGHT & COURIERS--0.3%
Hub Group, Inc. Class A(b) ......................     26,200          844,950

AIRLINES--0.4%
Alaska Air Group, Inc.(b) .......................     22,800          768,840
Mesa Air Group, Inc.(b) .........................     38,300          302,570
                                                                 ------------
                                                                    1,071,410
                                                                 ------------

APPAREL RETAIL--3.1%
Charming Shoppes, Inc.(b) .......................    140,000        1,691,200
Men's Wearhouse, Inc. (The)(b) ..................     86,550        2,638,044


                                                     SHARES          VALUE
                                                     ------      ------------

APPAREL RETAIL--CONTINUED
Pacific Sunwear of California, Inc.(b) ..........     79,500     $  1,898,460
Payless ShoeSource, Inc.(b) .....................    102,600        1,902,204
Shoe Carnival, Inc.(b) ..........................      1,500           24,540
                                                                 ------------
                                                                    8,154,448
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.1%
Hartmarx Corp.(b) ...............................     72,400          642,912
Oxford Industries, Inc. .........................     24,700        1,152,255
UniFirst Corp. ..................................     26,800        1,052,972
                                                                 ------------
                                                                    2,848,139
                                                                 ------------

APPLICATION SOFTWARE--1.3%
EPIQ Systems, Inc.(b) ...........................     26,500          486,540
JDA Software Group, Inc.(b) .....................     28,500          403,275
MRO Software, Inc.(b) ...........................     33,200          560,084
Quest Software, Inc.(b) .........................     85,900        1,164,804
SERENA Software, Inc.(b) ........................     37,200          702,336
                                                                 ------------
                                                                    3,317,039
                                                                 ------------

                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                     SHARES          VALUE
                                                     ------      ------------

AUTO PARTS & EQUIPMENT--1.4%
Aftermarket Technology Corp.(b) .................     30,700     $    528,040
American Axle & Manufacturing Holdings, Inc. ....     29,100          755,436
ArvinMeritor, Inc. ..............................     39,000          723,450
Modine Manufacturing Co. ........................     17,800          625,849
Sauer-Danfoss, Inc. .............................     25,700          480,590
Shiloh Industries, Inc.(b) ......................     29,500          394,120
                                                                 ------------
                                                                    3,507,485
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.1%
Coachmen Industries, Inc. .......................     18,100          243,807

AUTOMOTIVE RETAIL--1.9%
Asbury Automotive Group, Inc.(b) ................     12,000          204,720
Group 1 Automotive, Inc.(b) .....................     30,000          888,000
Lithia Motors, Inc. Class A .....................     48,200        1,431,058
Sonic Automotive, Inc. ..........................     60,000        1,407,000
United Auto Group, Inc. .........................     27,000          911,250
                                                                 ------------
                                                                    4,842,028
                                                                 ------------

BIOTECHNOLOGY--0.4%
Albany Molecular Research, Inc.(b) ..............     40,000          667,200
Kendle International, Inc.(b) ...................     16,300          394,460
                                                                 ------------
                                                                    1,061,660
                                                                 ------------

BROADCASTING & CABLE TV--0.4%
Insight Communications Co., Inc.(b) .............     37,600          436,912
Radio One, Inc. Class D(b) ......................     45,100          630,498
                                                                 ------------
                                                                    1,067,410
                                                                 ------------

BUILDING PRODUCTS--1.3%
Griffon Corp.(b) ................................     40,900        1,048,676
Universal Forest Products, Inc. .................      4,600          250,378
USG Corp.(b) ....................................     33,000        2,074,050
                                                                 ------------
                                                                    3,373,104
                                                                 ------------

CASINOS & GAMING--0.2%
Multimedia Games, Inc.(b) .......................     58,200          587,238

CATALOG RETAIL--0.1%
Insight Enterprises, Inc.(b) ....................     16,600          312,578

COMMERCIAL PRINTING--0.4%
Consolidated Graphics, Inc.(b) ..................      9,300          359,073
Ennis, Inc. .....................................     34,400          598,560
                                                                 ------------
                                                                      957,633
                                                                 ------------


                                                     SHARES          VALUE
                                                     ------      ------------

COMMUNICATIONS EQUIPMENT--4.5%
Bel Fuse, Inc. Class B ..........................     17,400     $    559,758
Black Box Corp. .................................     16,500          709,005
CommScope, Inc.(b) ..............................     63,100        1,179,970
Comtech Telecommunications Corp.(b) .............     69,750        2,448,225
Harris Corp. ....................................    115,200        4,447,872
NETGEAR, Inc.(b) ................................     92,400        2,048,508
Superior Essex, Inc.(b) .........................     12,100          227,964
                                                                 ------------
                                                                   11,621,302
                                                                 ------------

COMPUTER HARDWARE--0.7%
Intergraph Corp.(b) .............................     41,700        1,701,777

COMPUTER STORAGE & PERIPHERALS--0.9%
Komag, Inc.(b) ..................................     68,300        2,278,488
SimpleTech, Inc.(b) .............................      5,500           26,180
                                                                 ------------
                                                                    2,304,668
                                                                 ------------

CONSTRUCTION & ENGINEERING--0.7%
Comfort Systems USA, Inc.(b) ....................     44,000          362,120
EMCOR Group, Inc.(b) ............................      9,100          501,774
Michael Baker Corp.(b) ..........................     33,900          890,214
                                                                 ------------
                                                                    1,754,108
                                                                 ------------

CONSTRUCTION MATERIALS--0.3%
Headwaters, Inc.(b) .............................     19,900          766,150

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.9%
AGCO Corp.(b) ...................................     20,100          412,653
Gehl Co.(b) .....................................      9,300          282,069
Terex Corp.(b) ..................................     73,900        3,604,842
Titan International, Inc. .......................     50,700          692,562
                                                                 ------------
                                                                    4,992,126
                                                                 ------------

CONSUMER FINANCE--1.6%
Cash America International, Inc. ................     35,500          744,435
CompuCredit Corp.(b) ............................     63,400        2,653,924
EZCORP, Inc. Class A(b) .........................     41,700          680,961
                                                                 ------------
                                                                    4,079,320
                                                                 ------------

DISTRIBUTORS--1.0%
Building Materials Holding Corp. ................     27,600        2,580,048

DIVERSIFIED COMMERCIAL SERVICES--1.3%
Coinstar, Inc.(b) ...............................     82,300        1,579,337
FTI Consulting, Inc.(b) .........................     53,000        1,319,700
NCO Group, Inc.(b) ..............................     17,700          371,346
                                                                 ------------
                                                                    3,270,383
                                                                 ------------

                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                     SHARES          VALUE
                                                     ------      ------------

DRUG RETAIL--0.6%
Longs Drug Stores Corp. .........................     34,000     $  1,441,600

ELECTRIC UTILITIES--1.2%
Cleco Corp. .....................................     37,100          853,300
Otter Tail Corp. ................................     19,500          585,000
Sierra Pacific Resources(b) .....................    111,000        1,618,380
                                                                 ------------
                                                                    3,056,680
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.7%
Encore Wire Corp.(b) ............................      5,200           73,320
Genlyte Group, Inc. (The)(b) ....................     35,000        1,722,350
LSI Industries, Inc. ............................      6,500           99,710
                                                                 ------------
                                                                    1,895,380
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.3%
CalAmp Corp.(b) .................................     39,600          328,284
LeCroy Corp.(b) .................................     24,000          355,440
Paxar Corp.(b) ..................................     51,600          970,596
Rofin-Sinar Technologies, Inc.(b) ...............     50,600        1,829,190
                                                                 ------------
                                                                    3,483,510
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Methode Electronics, Inc. .......................     44,400          547,008

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Layne Christensen Co.(b) ........................      5,400          138,834
Synagro Technologies, Inc. ......................     30,900          160,680
                                                                 ------------
                                                                      299,514
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Terra Industries, Inc.(b) .......................    179,400        1,309,620

FOOD DISTRIBUTORS--0.3%
Nash Finch Co. ..................................     16,500          693,000

FOOD RETAIL--0.2%
Casey's General Stores, Inc. ....................     22,800          461,700

FOOTWEAR--0.4%
Brown Shoe Co., Inc. ............................     27,700          991,660

GAS UTILITIES--2.3%
Energen Corp. ...................................     93,400        3,579,088
Laclede Group, Inc. (The) .......................      5,700          184,224
Southwest Gas Corp. .............................     12,900          353,718
UGI Corp. .......................................     65,400        1,808,310
                                                                 ------------
                                                                    5,925,340
                                                                 ------------

GENERAL MERCHANDISE STORES--0.3%
ShopKo Stores, Inc.(b) ..........................     27,700          688,899


                                                     SHARES          VALUE
                                                     ------      ------------

HEALTH CARE EQUIPMENT--0.5%
CONMED Corp.(b) .................................     24,800     $    725,648
Greatbatch, Inc.(b) .............................     17,900          447,500
                                                                 ------------
                                                                    1,173,148
                                                                 ------------

HEALTH CARE FACILITIES--1.7%
Genesis Healthcare Corp.(b) .....................     40,200        1,612,020
LifePoint Hospitals, Inc.(b) ....................     61,800        2,810,664
                                                                 ------------
                                                                    4,422,684
                                                                 ------------

HEALTH CARE SERVICES--0.2%
Res-Care, Inc.(b) ...............................     39,900          600,495

HEALTH CARE SUPPLIES--0.5%
West Pharmaceutical Services, Inc. ..............     42,800        1,213,380

HOMEBUILDING--2.7%
Beazer Homes USA, Inc. ..........................     62,400        3,896,256
Levitt Corp. Class A ............................     16,800          418,488
Orleans Homebuilders, Inc. ......................     19,200          435,264
Technical Olympic USA, Inc. .....................     53,450        1,558,602
WCI Communities, Inc.(b) ........................     25,800          778,386
                                                                 ------------
                                                                    7,086,996
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.7%
Bluegreen Corp.(b) ..............................     96,300        1,698,732

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.3%
Kforce, Inc.(b) .................................     27,500          277,750
Volt Information Sciences, Inc.(b) ..............     20,200          458,540
                                                                 ------------
                                                                      736,290
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3%
Black Hills Corp. ...............................     18,800          783,020

INDUSTRIAL MACHINERY--0.6%
Gardner Denver, Inc.(b) .........................     25,000        1,045,500
Valmont Industries, Inc. ........................     16,500          474,375
                                                                 ------------
                                                                    1,519,875
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
CT Communications, Inc. .........................     40,400          464,600
Talk America Holdings, Inc.(b) ..................     65,900          604,303
                                                                 ------------
                                                                    1,068,903
                                                                 ------------

INTERNET SOFTWARE & SERVICES--0.5%
AsiaInfo Holdings, Inc.(b) ......................     39,600          199,188
Digital Insight Corp.(b) ........................     11,400          308,256
United Online, Inc. .............................     60,800          792,224
                                                                 ------------
                                                                    1,299,668
                                                                 ------------

                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                     SHARES          VALUE
                                                     ------      ------------

INVESTMENT BANKING & BROKERAGE--0.8%
Investment Technology Group, Inc.(b) ............     47,200     $  1,295,640
Stifel Financial Corp.(b) .......................     15,700          402,705
SWS Group, Inc. .................................     15,800          257,382
                                                                 ------------
                                                                    1,955,727
                                                                 ------------

IT CONSULTING & OTHER SERVICES--0.8%
CIBER, Inc.(b) ..................................    103,800          813,792
Perot Systems Corp. Class A(b) ..................     95,500        1,375,200
                                                                 ------------
                                                                    2,188,992
                                                                 ------------

LEISURE PRODUCTS--0.5%
JAKKS Pacific, Inc.(b) ..........................     62,300        1,034,803
Steinway Musical Instruments, Inc.(b)  ..........      8,500          235,025
                                                                 ------------
                                                                    1,269,828
                                                                 ------------

LIFE & HEALTH INSURANCE--0.5%
UICI ............................................     45,000        1,388,700

MARINE PORTS & SERVICES--0.1%
Interpool, Inc. .................................     17,300          330,257

METAL & GLASS CONTAINERS--0.2%
Greif, Inc. Class A .............................      9,000          529,650

MULTI-LINE INSURANCE--0.5%
Horace Mann Educators Corp. .....................     65,100        1,274,658

MULTI-UTILITIES & UNREGULATED POWER--1.4%
WPS Resources Corp. .............................     64,800        3,735,072

OIL & GAS EQUIPMENT & SERVICES--1.9%
Lufkin Industries, Inc. .........................     15,200          701,328
Oceaneering International, Inc.(b) ..............     18,700          929,764
Offshore Logistics, Inc.(b) .....................      8,900          322,269
Oil States International, Inc.(b) ...............     67,200        2,329,152
RPC, Inc. .......................................     26,100          605,520
                                                                 ------------
                                                                    4,888,033
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--4.4%
Callon Petroleum Co.(b) .........................     29,500          545,160
Chesapeake Energy Corp. .........................    115,000        3,635,150
Cimarex Energy Co.(b) ...........................     84,550        3,613,667
Houston Exploration Co. (The)(b) ................     19,900        1,172,110
Newfield Exploration Co.(b) .....................     53,400        2,521,548
                                                                 ------------
                                                                   11,487,635
                                                                 ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.4%
Tesoro Corp. ....................................     60,600        3,502,680


                                                     SHARES          VALUE
                                                     ------      ------------

OIL & GAS STORAGE & TRANSPORTATION--2.5%
General Maritime Corp. ..........................     12,500     $    467,000
OMI Corp. .......................................    183,900        3,518,007
Overseas Shipholding Group, Inc. ................     31,700        1,938,455
TransMontaigne, Inc.(b) .........................     47,000          445,090
                                                                 ------------
                                                                    6,368,552
                                                                 ------------

PACKAGED FOODS & MEATS--2.1%
Chiquita Brands International, Inc. .............     58,500        1,474,200
Gold Kist, Inc.(b) ..............................     34,600          639,408
Pilgrim's Pride Corp. ...........................     96,000        3,254,400
                                                                 ------------
                                                                    5,368,008
                                                                 ------------

PAPER PACKAGING--0.1%
Rock-Tenn Co. Class A ...........................     16,900          257,556

PAPER PRODUCTS--0.3%
Buckeye Technologies, Inc.(b) ...................      7,700           67,452
Potlatch Corp. ..................................     15,200          820,800
                                                                 ------------
                                                                      888,252
                                                                 ------------

PHARMACEUTICALS--1.6%
Alpharma, Inc. Class A ..........................    120,000        3,194,400
Bradley Pharmaceuticals, Inc.(b) ................     86,100          916,104
                                                                 ------------
                                                                    4,110,504
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--7.2%
21st Century Insurance Group ....................      1,700           25,245
American Physicians Capital, Inc.(b) ............      9,600          424,416
Argonaut Group, Inc.(b) .........................      1,000           24,910
Commerce Group, Inc. (The) ......................      9,500          554,040
LandAmerica Financial Group, Inc. ...............     58,000        3,428,960
Mercury General Corp. ...........................     56,000        3,288,880
Navigators Group, Inc. (The)(b) .................     14,300          529,958
Ohio Casualty Corp. .............................     22,300          563,298
ProAssurance Corp.(b) ...........................     31,600        1,391,980
RLI Corp. .......................................     12,300          567,030
Safety Insurance Group, Inc. ....................     10,700          375,356
Selective Insurance Group, Inc. .................     52,700        2,494,818
State Auto Financial Corp. ......................     35,300        1,075,591
Stewart Information Services Corp. ..............     15,400          740,278
United Fire & Casualty Co. ......................     27,800        1,145,638
Zenith National Insurance Corp. .................     32,700        2,065,005
                                                                 ------------
                                                                   18,695,403
                                                                 ------------

PUBLISHING & PRINTING--0.9%
Media General, Inc. Class A .....................     16,100        1,059,219
Scholastic Corp.(b) .............................     35,000        1,276,450
                                                                 ------------
                                                                    2,335,669
                                                                 ------------

                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                     SHARES          VALUE
                                                     ------      ------------


REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Jones Lang LaSalle, Inc.(b) .....................     53,700     $  2,649,021

REGIONAL BANKS--2.4%
BancFirst Corp. .................................      4,400          375,100
BancorpSouth, Inc. ..............................     30,700          690,443
Capitol Bancorp Ltd. ............................      7,400          248,344
City Holding Co. ................................      7,200          264,384
First BanCorp ...................................     35,600          657,176
First Indiana Corp. .............................     13,100          441,339
First Republic Bank .............................     14,700          529,200
First State Bancorp .............................     21,000          474,390
Southwest Bancorp, Inc. .........................     26,000          600,860
Taylor Capital Group, Inc. ......................      9,300          365,025
TCF Financial Corp. .............................     56,500        1,599,515
                                                                 ------------
                                                                    6,245,776
                                                                 ------------

REINSURANCE--2.0%
Arch Capital Group Ltd.(b) ......................     46,100        2,003,045
Everest Re Group Ltd. ...........................     35,700        3,305,463
                                                                 ------------
                                                                    5,308,508
                                                                 ------------

REITS--3.1%
American Home Mortgage Investment Corp. .........     56,200        1,797,838
Arbor Realty Trust, Inc. ........................     22,600          642,744
Ashford Hospitality Trust, Inc. .................     52,000          597,480
Boykin Lodging Co.(b) ...........................     41,500          546,140
Commercial Net Lease Realty, Inc. ...............      2,100           41,937
Corporate Office Properties Trust ...............     14,000          487,760
Equity Inns, Inc. ...............................     50,800          652,780
FelCor Lodging Trust, Inc.(b) ...................     30,200          460,550
Innkeepers USA Trust ............................     26,000          408,200
New Century Financial Corp. .....................     58,500        2,514,915
                                                                 ------------
                                                                    8,150,344
                                                                 ------------

RESTAURANTS--1.8%
Dave & Buster's, Inc.(b) ........................     27,600          393,300
Jack in the Box, Inc.(b) ........................     86,000        3,033,220
Landry's Restaurants, Inc. ......................     18,200          531,986
Luby's Inc.(b) ..................................     50,100          658,314
                                                                 ------------
                                                                    4,616,820
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--2.2%
Cohu, Inc. ......................................     27,700          676,434
Entegris, Inc.(b) ...............................    263,800        2,761,986
MKS Instruments, Inc.(b) ........................     42,400          753,024
Photronics, Inc.(b) .............................     78,900        1,638,753
                                                                 ------------
                                                                    5,830,197
                                                                 ------------


                                                     SHARES          VALUE
                                                     ------      ------------


SEMICONDUCTORS--0.7%
IXYS Corp.(b) ...................................     81,300     $    843,081
OmniVision Technologies, Inc.(b) ................     57,700          845,882
                                                                 ------------
                                                                    1,688,963
                                                                 ------------

SPECIALIZED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc.(b) .......................     40,000          643,600

SPECIALTY CHEMICALS--0.9%
Albemarle Corp. .................................     43,300        1,572,223
Fuller (H.B.) Co. ...............................     22,600          741,506
NewMarket Corp.(b) ..............................      7,700          127,666
                                                                 ------------
                                                                    2,441,395
                                                                 ------------

SPECIALTY STORES--0.3%
Movie Gallery, Inc. .............................     30,100          541,499
Rent-Way, Inc.(b) ...............................      7,000           51,800
Trans World Entertainment Corp.(b) ..............     10,500           78,330
                                                                 ------------
                                                                      671,629
                                                                 ------------

STEEL--4.2%
Carpenter Technology Corp. ......................      5,600          311,920
Commercial Metals Co. ...........................     66,000        1,975,380
Jorgensen (Earle M.) Co.(b) .....................     58,700          599,914
Quanex Corp. ....................................     13,900          854,989
Reliance Steel & Aluminum Co. ...................     74,700        3,585,600
Ryerson Tull, Inc. ..............................     58,200        1,195,428
Schnitzer Steel Industries, Inc. Class A ........     25,300          723,580
Steel Dynamics, Inc. ............................     50,600        1,595,418
                                                                 ------------
                                                                   10,842,229
                                                                 ------------

SYSTEMS SOFTWARE--1.6%
Internet Security Systems, Inc.(b) ..............    115,600        2,626,432
Phoenix Technologies Ltd.(b) ....................      4,900           36,603
Sybase, Inc.(b) .................................     70,000        1,563,100
                                                                 ------------
                                                                    4,226,135
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.8%
Agilysys, Inc. ..................................     18,200          326,690
Anixter International, Inc.(b) ..................     40,900        1,561,562
Bell Microproducts, Inc.(b) .....................      6,700           67,871
                                                                 ------------
                                                                    1,956,123
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--3.8%
Accredited Home Lenders Holding Co.(b) ..........     35,300        1,414,118
Anchor BanCorp Wisconsin, Inc. ..................     36,600        1,115,202
BankAtlantic Bancorp, Inc. Class A ..............     77,700        1,324,785
Corus Bankshares, Inc. ..........................     12,300          715,737
Downey Financial Corp. ..........................     22,700        1,438,726

                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                     SHARES          VALUE
                                                     ------      ------------

THRIFTS & MORTGAGE FINANCE--CONTINUED
Federal Agricultural Mortgage Corp. Class C .....      9,100     $    212,576
First Financial Holdings, Inc. ..................     11,100          344,211
FirstFed Financial Corp.(b) .....................     19,500        1,122,225
ITLA Capital Corp.(b) ...........................      5,300          284,875
TierOne Corp. ...................................     21,000          592,620
W Holding Co., Inc. .............................    133,600        1,319,968
                                                                 ------------
                                                                    9,885,043
                                                                 ------------

TOBACCO--0.1%
Alliance One International, Inc. ................     72,200          288,800

TRADING COMPANIES & DISTRIBUTORS--0.5%
Applied Industrial Technologies, Inc. ...........      3,600          129,276
GATX Corp. ......................................     20,500          830,865
Rush Enterprises, Inc. Class A(b) ...............     23,700          378,963
                                                                 ------------
                                                                    1,339,104
                                                                 ------------

TRUCKING--0.9%
Celadon Group, Inc.(b) ..........................     13,400          274,298
Swift Transportation Co., Inc.(b) ...............     79,500        1,585,230
USA Truck, Inc.(b) ..............................     20,800          500,656
                                                                 ------------
                                                                    2,360,184
                                                                 ------------

WATER UTILITIES--0.0%
Southwest Water Co. .............................      6,300           83,727

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $193,467,376)                                    256,174,942
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(C)--0.1%

THRIFTS & MORTGAGE FINANCE--0.1%
R-G Financial Corp. Class B (United States) .....     24,300          367,659

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $376,322)                                            367,659
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $193,843,698)                                    256,542,601
--------------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)          VALUE
                                                      ------     ------------

SHORT-TERM INVESTMENTS--1.3%

COMMERCIAL PAPER--1.3%
CAFCO LLC 3.54%, 9/1/05..........................     $1,710     $  1,710,000
Alpine Securitization Corp. 3.53%, 9/12/05 ......      1,575        1,573,301

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,283,301)                                        3,283,301
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $197,126,999)                                    259,825,902(a)
Other assets and liabilities, net--(0.3)%                            (655,694)
                                                                 ------------
NET ASSETS--100.0%                                               $259,170,208
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $64,365,633 and gross depreciation of $2,363,644 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $197,823,913.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Table excludes short-term investments.

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2005

ASSETS
Investment securities at value
   (Identified cost $197,126,999)                                  $259,825,902
Cash                                                                      4,062
Receivables
   Dividends                                                            179,060
   Fund shares sold                                                      59,526
Prepaid expenses                                                         21,179
                                                                   ------------
     Total assets                                                   260,089,729
                                                                   ------------
LIABILITIES
Payables
Fund shares repurchased                                                 414,626
Investment advisory fee                                                 183,007
Distribution and service fees                                           125,918
Transfer agent fee                                                      104,118
Financial agent fee                                                      14,513
Trustees' fee                                                             3,485
Accrued expenses                                                         73,854
                                                                   ------------
     Total liabilities                                                  919,521
                                                                   ------------
NET ASSETS                                                         $259,170,208
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $177,978,861
Accumulated net realized gain                                        18,492,444
Net unrealized appreciation                                          62,698,903
                                                                   ------------
NET ASSETS                                                         $259,170,208
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $147,131,905)                  7,566,008
Net asset value per share                                                $19.45
Offering price per share $19.45/(1-5.75%)                                $20.64

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $42,080,891)                   2,303,937
Net asset value and offering price per share                             $18.26

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $69,957,412)                   3,830,421
Net asset value and offering price per share                             $18.26



                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005

INVESTMENT INCOME
Dividends                                                           $ 3,034,443
Interest                                                                120,175
Foreign taxes withheld                                                  (10,103)
                                                                    -----------
     Total investment income                                          3,144,515
                                                                    -----------
EXPENSES
Investment advisory fee                                               2,296,372
Service fees, Class A                                                   344,310
Distribution and service fees, Class B                                  450,020
Distribution and service fees, Class C                                  724,264
Financial agent fee                                                     177,826
Transfer agent                                                          571,362
Printing                                                                 73,444
Custodian                                                                48,991
Registration                                                             48,111
Professional                                                             42,919
Trustees                                                                 41,037
Miscellaneous                                                            39,687
                                                                    -----------
     Total expenses                                                   4,858,343
     Less expenses reimbursed by investment adviser                    (404,895)
     Custodian fees paid indirectly                                        (600)
                                                                    -----------
     Net expenses                                                     4,452,848
                                                                    -----------
NET INVESTMENT LOSS                                                  (1,308,333)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                     23,665,069
Net change in unrealized appreciation (depreciation) on
   investments                                                       40,989,811
                                                                    -----------
NET GAIN ON INVESTMENTS                                              64,654,880
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $63,346,547
                                                                    ===========


                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Year Ended       Year Ended
                                                                                  August 31, 2005  August 31, 2004
                                                                                  ---------------  ---------------
FROM OPERATIONS
   Net investment income (loss)                                                    $ (1,308,333)    $ (1,576,853)
   Net realized gain (loss)                                                          23,665,069       31,977,139
   Net change in unrealized appreciation (depreciation)                              40,989,811      (12,159,429)
                                                                                   ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       63,346,547       18,240,857
                                                                                   ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,517,141 and 1,143,420 shares, respectively)      26,966,994       17,037,857
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 4,064,701 shares, respectively) (See Note 11)                                    --       62,404,841
   Cost of shares repurchased (2,183,066 and 2,699,594 shares, respectively)        (38,281,398)     (40,395,840)
                                                                                   ------------     ------------
Total                                                                               (11,314,404)      39,046,858
                                                                                   ------------     ------------
CLASS B
   Proceeds from sales of shares (113,665 and 175,854 shares, respectively)           1,904,955        2,462,509
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 462,034 shares, respectively) (See Note 11)                                      --        6,731,032
   Cost of shares repurchased (878,516 and 750,989 shares, respectively)            (14,704,416)     (10,596,886)
                                                                                   ------------     ------------
Total                                                                               (12,799,461)      (1,403,345)
                                                                                   ------------     ------------
CLASS C
   Proceeds from sales of shares (88,988 and 301,430 shares, respectively)            1,485,601        4,226,723
   Net asset value of shares issued in conjunction with Plan of Reorganization
     (0 and 1,970,027 respectively) (See Note 11)                                            --       28,697,143
   Cost of shares repurchased (1,254,224 and 1,307,554 shares, respectively)        (20,810,655)     (18,583,831)
                                                                                   ------------     ------------
Total                                                                               (19,325,054)      14,340,035
                                                                                   ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (43,438,919)      51,983,548
                                                                                   ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             19,907,628       70,224,405

NET ASSETS
   Beginning of period                                                              239,262,580      169,038,175
                                                                                   ------------     ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0
      AND $0, RESPECTIVELY)                                                        $259,170,208     $239,262,580
                                                                                   ============     ============

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                      CLASS A
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2005         2004         2003         2002         2001
Net asset value, beginning of period                         $15.08       $13.42       $11.30       $12.72       $17.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            (0.03)       (0.06)          --(3)     (0.01)       (0.05)
   Net realized and unrealized gain (loss)                     4.40         1.72         2.12        (1.39)       (2.34)
                                                             ------       ------       ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                         4.37         1.66         2.12        (1.40)       (2.39)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                         --           --           --        (0.02)       (2.79)
                                                             ------       ------       ------       ------       ------
      TOTAL DISTRIBUTIONS                                        --           --           --        (0.02)       (2.79)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      4.37         1.66         2.12        (1.42)       (5.18)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $19.45       $15.08       $13.42       $11.30       $12.72
                                                             ======       ======       ======       ======       ======
Total return(2)                                               28.98 %      12.37 %      18.76%      (11.02)%     (14.24)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $147,132     $124,165      $76,783      $83,005      $88,174

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      1.40 %       1.40 %       1.40%        1.40 %       1.40 %
   Gross operating expenses                                    1.56 %       1.57 %       1.71%        1.64 %       1.58 %
   Net investment income (loss)                               (0.17)%      (0.38)%       0.04%       (0.11)%      (0.39)%
Portfolio turnover                                              102 %        150 %        241%         123 %        229 %

                                                                                      CLASS B
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2005         2004         2003         2002         2001
Net asset value, beginning of period                         $14.27       $12.79       $10.85       $12.31       $17.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            (0.15)       (0.16)       (0.08)       (0.10)       (0.16)
   Net realized and unrealized gain (loss)                     4.14         1.64         2.02        (1.34)       (2.28)
                                                             ------       ------       ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                         3.99         1.48         1.94        (1.44)       (2.44)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                         --           --           --        (0.02)       (2.79)
                                                             ------       ------       ------       ------       ------
      TOTAL DISTRIBUTIONS                                        --           --           --        (0.02)       (2.79)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      3.99         1.48         1.94        (1.46)       (5.23)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $18.26       $14.27       $12.79       $10.85       $12.31
                                                             ======       ======       ======       ======       ======
Total return(2)                                               27.96 %      11.57 %      17.88 %     (11.72)%     (14.89)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $42,081      $43,801      $40,696      $40,382      $40,270

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.15 %       2.15 %       2.15 %       2.15 %       2.15 %
   Gross operating expenses                                    2.31 %       2.33 %       2.46 %       2.39 %       2.33 %
   Net investment income (loss)                               (0.91)%      (1.15)%      (0.71)%      (0.86)%      (1.14)%
Portfolio turnover                                              102 %        150 %        241 %        123 %        229 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.

                                                                              17
                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                        CLASS C
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2005         2004         2003         2002         2001
Net asset value, beginning of period                         $14.27       $12.79       $10.85       $12.31       $17.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            (0.15)       (0.16)       (0.08)       (0.10)       (0.16)
   Net realized and unrealized gain (loss)                     4.14         1.64         2.02        (1.34)       (2.28)
                                                             ------       ------       ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                         3.99         1.48         1.94        (1.44)       (2.44)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                         --           --           --        (0.02)       (2.79)
                                                             ------       ------       ------       ------       ------
      TOTAL DISTRIBUTIONS                                        --           --           --        (0.02)       (2.79)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      3.99         1.48         1.94        (1.46)       (5.23)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $18.26       $14.27       $12.79       $10.85       $12.31
                                                             ======       ======       ======       ======       ======

Total return(2)                                               27.96 %      11.57 %      17.88 %     (11.72)%     (14.89)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $69,957      $71,296      $51,559      $49,201      $45,450

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.15 %       2.15 %       2.15 %       2.15 %       2.15 %
   Gross operating expenses                                    2.31 %       2.32 %       2.46 %       2.39 %       2.33 %
   Net investment income (loss)                               (0.91)%      (1.14)%      (0.72)%      (0.86)%      (1.14)%
Portfolio turnover                                              102 %        150 %        241 %        123 %        229 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.

18
                        See Notes to Financial Statements

PHOENIX VALUE EQUITY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM


EFFECTIVE OCTOBER 3, 2005, ACADIAN ASSET MANAGEMENT, INC. REPLACED ENGEMANN ASSET MANAGEMENT AS SUBADVISER FOR THE PHOENIX VALUE EQUITY FUND. IN THE FOLLOWING COMMENTARY, ENGEMANN ASSET MANAGEMENT ADDRESSES QUESTIONS ABOUT THE FUND'S PAST PERFORMANCE, AND ACADIAN ASSET MANAGEMENT CONCLUDES WITH ITS MARKET OUTLOOK FOR THE MONTHS AHEAD.

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix Value Equity Fund's primary investment objective is to seek capital appreciation. The Fund's secondary investment objective is to seek current income. There is no guarantee that the Fund will achieve its objective.

Q: HOW DID THE FUND PERFORM OVER THE 12 MONTHS ENDED AUGUST 31, 2005?

A: For the fiscal year ended August 31, 2005, the Fund's Class A shares returned 12.78%, Class B shares returned 11.96%, and Class C shares returned 11.95%. For the same period, the S&P 500(R) Index returned 12.55% and the Fund's style-specific benchmark, the Russell 1000(R) Value Index, returned 16.86%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE CITED.

Q: LOOKING BACK OVER THE LAST 12 MONTHS, HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT FOR INVESTORS?

A: For the twelve months ended August 31, 2005, the market environment was favorable due to significant earnings growth powered by strong economic growth, and the continuation of a favorable interest rate environment. During this period, the main concerns for the market were rising commodity prices and interest rates. In particular, the price of oil continued to rise significantly -- exceeding $60 a barrel -- driven by strong demand in Asia and investor speculation. As economic strength continued, the Federal Reserve continued to raise interest rates. Rising interest rates generally have a negative effect on market valuations, however, modest valuations and strong earnings growth resulted in excellent stock market returns during the Fund's fiscal year.

Q: WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE DURING THE REPORTING
PERIOD?

A: The Fund's Class A shares underperformed the Russell 1000 Value Index by 4.08% during the past 12 months due mainly to a negative bet on energy stocks. As oil prices rose throughout the year, energy stocks were among the best performers in the market. The S&P 500 Energy Sector Index rose from 256 on August 31, 2004 to 381 one year later. The Fund's relative lack of oil stocks hurt performance significantly. In addition, the Fund's relative style tends to fall somewhere between the Russell 1000 Value Index and the S&P 500 Index. As a result, the Fund tends to outperform when the S&P 500 Index outperforms the Russell 1000 Value Index, and to underperform when the Russell 1000 Value Index dominates. During the past 12 months, the Russell 1000 Value Index returned 16.86% versus the S&P 500 Index return of 12.55%.

Q: WHAT IS YOUR ECONOMIC AND MARKET OUTLOOK FOR THE NEXT SIX TO 12 MONTHS?

A: Acadian Asset Management became the Fund's new subadviser on October 3, 2005. Acadian's view of the U.S. market outlook is neutral relative to that of the overall equity markets, and its forecasts for the energy, banking and finance sectors are currently among the most positive. As of this writing, however, it remains to be seen how severely the destruction left in the wake of Hurricane Katrina will impact the previously resilient economy. Katrina's effects on economic indicators such as employment, retail sales and industrial production won't be fully assimilated until later in the fall. However, it seems increasingly likely that the negative impact on growth will be short term, and the reconstruction effort that follows will be a source of economic stimulus.

Short-term impacts are expected to include higher energy costs, price pressures in other areas, particularly in the staples and services sector, and reduced economic activity. Although the affected region accounts for only about 2% of the country's GDP, associated effects would include trade curtailments from the port of New Orleans shutdown and any impact on consumer confidence. Additionally, higher budget deficits are expected from the costs of rebuilding the infrastructure and providing relief to those displaced by the disaster. Longer-term impacts are likely to be seen in the form of higher energy costs, which will remain stickier than otherwise, in addition to increased volatility in the U.S. stock market, which will likely be transmitted via increased energy price volatility and uncertainties about U.S. economic prospects. There is also an increased risk that the U.S. economy will be tipped into a slowdown or recession in late 2005 and into 2006, although a boost due to reconstruction activity should be underway by the end of the first quarter. Given the expected slowdown, there is a higher probability that the Fed's period of tightening is in the latter stage. Depending on the scale of the possible recession, there could be the added potential of a bursting housing bubble and unknown systemic credit risks.

We continue to advocate a position in which a broadly diversified portfolio seeks the best stocks across the U.S. equity market and focuses not only on valuation, but also on financial health and long-term growth potential.

                                                                  SEPTEMBER 2005

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------
TOTAL RETURNS 1                                           PERIODS ENDING 8/31/05
--------------------------------------------------------------------------------

                                                         INCEPTION     INCEPTION
                                 1 YEAR       5 YEARS   TO 8/31/05       DATE
                                 ------       -------   ----------     ---------
Class A Shares at NAV (2)        12.78%        0.48%       5.76%        11/5/97
Class A Shares at POP (3)         6.30        (0.70)       4.96         11/5/97
Class B Shares at NAV (2)        11.96        (0.26)       4.97         11/5/97
Class B Shares with CDSC (4)      7.96        (0.26)       4.97         11/5/97
Class C Shares at NAV (2)        11.95        (0.26)       4.98         11/5/97
Class C Shares with CDSC (4)     11.95        (0.26)       4.98         11/5/97
S&P 500(R) Index                 12.55        (2.71)       4.95         11/5/97
Russell 1000(R) Value Index      16.86         5.66        7.44         11/5/97

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.

3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.

4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                          PERIODS ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/5/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

            Phoenix        Phoenix        Phoenix
          Value Equity   Value Equity   Value Equity
             Fund           Fund           Fund       S&P 500(R) Russell 1000(R)
            Class A        Class B        Class C       Index       Value Index
          ----------     ------------   ------------  ---------- ---------------

11/4/97     $ 9,425        $10,000        $10,000      $10,000     $10,000
8/31/98       8,456          8,908          8,914       10,286       9,831
8/31/99      11,491         12,031         12,027       14,388      12,788
8/31/00      14,261         14,808         14,813       16,747      13,320
8/31/01      13,305         13,709         13,715       12,662      13,171
8/31/02      11,313         11,575         11,581       10,383      11,441
8/31/03      12,140         12,320         12,330       11,638      12,771
8/31/04      12,955         13,053         13,063       12,971      15,008
8/31/05      14,610         14,615         14,624       14,598      17,538

For information regarding the indexes, see the glossary on page 3.

Phoenix Value Equity Fund

ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Value Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                                Beginning            Ending       Expenses Paid
   Value Equity Fund         Account Value       Account Value       During
        Class A            February 28, 2005    August 31, 2005      Period*
 --------------------      -----------------    ---------------   -------------
Actual                         $1,000.00           $1,011.90          $6.34
Hypothetical (5% return
   before expenses)             1,000.00            1,018.82           6.38

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.25%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 12.78%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT AUGUST 31, 2005 OF $1,127.80.

                                Beginning            Ending       Expenses Paid
   Value Equity Fund         Account Value       Account Value       During
        Class B            February 28, 2005    August 31, 2005      Period*
 --------------------      -----------------    ---------------   -------------
Actual                         $1,000.00           $1,007.70         $10.12
Hypothetical (5% return
   before expenses)             1,000.00            1,015.00          10.21

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 11.96%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT AUGUST 31, 2005 OF $1,119.60.

                                Beginning            Ending       Expenses Paid
   Value Equity Fund         Account Value       Account Value       During
        Class C            February 28, 2005    August 31, 2005      Period*
 --------------------      -----------------    ---------------   -------------
Actual                         $1,000.00           $1,007.70         $10.12
Hypothetical (5% return
   before expenses)             1,000.00            1,015.00          10.21

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.00%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

  ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2005. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 11.95%. UTILIZING THIS 12 MONTH RETURN YIELDS AN ACCOUNT VALUE AT AUGUST 31, 2005 OF $1,119.50.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------
   TEN LARGEST HOLDINGS AT AUGUST 31, 2005 (AS A PERCENTAGE OF NET ASSETS)(D)
--------------------------------------------------------------------------------
 1.      Exxon Mobil Corp.                                             6.2%
 2.      General Electric Co.                                          5.3%
 3.      Bank of America Corp.                                         4.6%
 4.      Jacobs Engineering Group, Inc.                                4.1%
 5.      JPMorgan Chase & Co.                                          3.2%
 6.      Wachovia Corp.                                                3.1%
 7.      McDonald's Corp.                                              3.0%
 8.      Merrill Lynch & Co., Inc.                                     2.9%
 9.      CVS Corp.                                                     2.7%
10.      Wells Fargo & Co.                                             2.7%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS                                                        8/31/05
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                28%
Industrials               20
Energy                    10
Consumer Staples           9
Health Care                8
Consumer Discretionary     8
Information Technology     4
Other                     13


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2005

                                                     SHARES          VALUE
                                                     ------      ------------

DOMESTIC COMMON STOCKS--94.4%

ADVERTISING--0.5%
Omnicom Group, Inc. .............................      3,200     $    257,408

AEROSPACE & DEFENSE--2.0%
United Technologies Corp. .......................     19,900          995,000

AIR FREIGHT & COURIERS--1.0%
FedEx Corp. .....................................      6,000          488,640

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Mellon Financial Corp. ..........................     30,200          979,990

AUTOMOTIVE RETAIL--1.2%
Pantry, Inc. (The)(b) ...........................     16,700          599,363

BROADCASTING & CABLE TV--1.2%
Comcast Corp. Special Class A(b) ................     19,600          591,528

COMMUNICATIONS EQUIPMENT--1.4%
Cisco Systems, Inc.(b) ..........................     40,900          720,658

COMPUTER HARDWARE--2.0%
International Business Machines Corp. ...........     12,500        1,007,750


                                                     SHARES          VALUE
                                                     ------      ------------

CONSTRUCTION & ENGINEERING--5.5%
Jacobs Engineering Group, Inc.(b) ...............     32,900     $  2,052,960
URS Corp.(b) ....................................     18,500          697,080
                                                                 ------------
                                                                    2,750,040
                                                                 ------------

CONSUMER FINANCE--1.2%
MBNA Corp. ......................................     24,200          609,840

DIVERSIFIED BANKS--10.4%
Bank of America Corp. ...........................     53,716        2,311,399
Wachovia Corp. ..................................     31,700        1,572,954
Wells Fargo & Co. ...............................     22,300        1,329,526
                                                                 ------------
                                                                    5,213,879
                                                                 ------------

DIVERSIFIED CHEMICALS--1.2%
Du Pont (E.I.) de Nemours & Co. .................     15,700          621,249

DIVERSIFIED COMMERCIAL SERVICES--1.4%
Adesa, Inc. .....................................     29,900          681,720

DRUG RETAIL--2.7%
CVS Corp. .......................................     45,300        1,330,461


                                                                              23
                       See Notes to Financial Statements

                                                     SHARES          VALUE
                                                     ------      ------------

ELECTRIC UTILITIES--1.3%
FPL Group, Inc. .................................     15,400     $    663,586

ELECTRICAL COMPONENTS & EQUIPMENT--1.2%
Emerson Electric Co. ............................      8,600          578,608

FOOTWEAR--0.8%
NIKE, Inc. Class B ..............................      5,300          418,223

HEALTH CARE EQUIPMENT--3.9%
Beckman Coulter, Inc. ...........................      4,500          251,055
Fisher Scientific International, Inc.(b) ........     18,300        1,179,984
Thermo Electron Corp.(b) ........................     19,100          532,890
                                                                 ------------
                                                                    1,963,929
                                                                 ------------

HEALTH CARE FACILITIES--1.2%
HCA, Inc. .......................................     12,000          591,600

HOUSEHOLD PRODUCTS--3.8%
Colgate-Palmolive Co. ...........................     13,600          714,000
Procter & Gamble Co. (The) ......................     14,900          826,652
Spectrum Brands, Inc.(b) ........................     13,700          385,655
                                                                 ------------
                                                                    1,926,307
                                                                 ------------

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.5%
Manpower, Inc. ..................................     27,900        1,257,174

INDUSTRIAL CONGLOMERATES--5.3%
General Electric Co. ............................     78,400        2,635,024

INTEGRATED OIL & GAS--6.9%
Chevron Corp. ...................................      5,400          331,560
Exxon Mobil Corp. ...............................     52,100        3,120,790
                                                                 ------------
                                                                    3,452,350
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--3.9%
SBC Communications, Inc. ........................     38,800          934,304
Verizon Communications, Inc. ....................     30,400          994,384
                                                                 ------------
                                                                    1,928,688
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--2.9%
Merrill Lynch & Co., Inc. .......................     25,700        1,469,012

LIFE & HEALTH INSURANCE--1.9%
Prudential Financial, Inc. ......................     15,000          965,550

MANAGED HEALTH CARE--2.1%
WellPoint, Inc.(b) ..............................     13,900        1,032,075

MOVIES & ENTERTAINMENT--1.2%
Walt Disney Co. (The) ...........................     24,600          619,674


                                                     SHARES          VALUE
                                                     ------      ------------

MULTI-UTILITIES & UNREGULATED POWER--1.9%
PG&E Corp. ......................................     25,900     $    971,768

OIL & GAS DRILLING--1.3%
Patterson-UTI Energy, Inc. ......................     19,900          676,998

OIL & GAS EQUIPMENT & SERVICES--0.8%
Baker Hughes, Inc. ..............................      6,900          405,375

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Anadarko Petroleum Corp. ........................      4,300          390,741

OTHER DIVERSIFIED FINANCIAL SERVICES--4.3%
Citigroup, Inc. .................................     12,200          533,994
JPMorgan Chase & Co. ............................     47,500        1,609,775
                                                                 ------------
                                                                    2,143,769
                                                                 ------------

PACKAGED FOODS & MEATS--1.1%
Heinz (H.J.) Co. ................................     14,900          535,208

PHARMACEUTICALS--1.0%
Johnson & Johnson ...............................      8,100          513,459

PROPERTY & CASUALTY INSURANCE--1.2%
St. Paul Travelers Cos., Inc. (The) .............     13,592          584,592

RAILROADS--0.6%
Norfolk Southern Corp. ..........................      8,100          288,441

REITS--4.6%
American Financial Realty Trust .................     17,300          245,487
Digital Realty Trust, Inc. ......................     56,700        1,078,434
GMH Communities Trust ...........................     45,900          674,730
HRPT Properties Trust ...........................     23,000          294,400
                                                                 ------------
                                                                    2,293,051
                                                                 ------------

RESTAURANTS--3.0%
McDonald's Corp. ................................     46,200        1,499,190

SOFT DRINKS--1.2%
Coca-Cola Co. (The) .............................     14,200          624,800

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,111,455)                                      47,276,718
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.1%

APPLICATION SOFTWARE--0.8%
Amdocs Ltd. (United States)(b) ..................     13,600          399,160

MARINE--0.3%
Diana Shipping, Inc. (Greece) ...................     11,800          165,318
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $548,265)                                            564,478
--------------------------------------------------------------------------------

24
                       See Notes to Financial Statements

                                                     SHARES          VALUE
                                                     ------      ------------

EXCHANGE TRADED FUNDS--1.1%

iShares Russell 1000 Value Index Fund ...........      7,700     $    526,372

--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $528,227)                                            526,372
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.6%
(IDENTIFIED COST $41,187,947)                                      48,367,568
--------------------------------------------------------------------------------


                                                       PAR
                                                      VALUE
                                                      (000)
                                                     -------

SHORT-TERM INVESTMENTS--3.7%

COMMERCIAL PAPER--3.7%
CAFCO LLC 3.54%, 9/1/05 .........................    $ 1,825        1,825,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,825,000)                                        1,825,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $43,012,947)                                      50,192,568(a)

Other assets and liabilities, net--(0.3)%                            (129,783)
                                                                  -----------
NET ASSETS--100.0%                                                $50,062,785
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,585,420 and gross depreciation of $633,937 for federal income tax purposes. At August 31, 2005, the aggregate cost of securities for federal income tax purposes was $43,241,085.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Table excludes short-term investments.

                                                                              25
                        See Notes to Financial Statements

Phoenix Value Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 2005

ASSETS
Investment securities at value
   (Identified cost $43,012,947)                                   $ 50,192,568
Cash                                                                      1,718
   Receivables
   Dividends                                                            102,402
   Fund shares sold                                                      17,261
Prepaid expenses                                                          9,381
                                                                   ------------
     Total assets                                                    50,323,330
                                                                   ------------
LIABILITIES
Payables
Fund shares repurchased                                                 133,834
Professional fee                                                         32,153
Transfer agent fee                                                       28,312
Distribution and service fees                                            24,947
Investment advisory fee                                                  13,887
Financial agent fee                                                       5,288
Trustees' fee                                                             3,485
Accrued expenses                                                         18,639
                                                                   ------------
     Total liabilities                                                  260,545
                                                                   ------------
NET ASSETS                                                         $ 50,062,785
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 57,131,379
Undistributed net investment income                                     273,202
Accumulated net realized loss                                       (14,521,417)
Net unrealized appreciation                                           7,179,621
                                                                   ------------
NET ASSETS                                                         $ 50,062,785
                                                                   ============

CLASS A
   Shares of beneficial interest outstanding, no par value,
     unlimited authorization (Net Assets $28,406,663)                 2,089,697
   Net asset value per share                                             $13.59
   Offering price per share $13.59/(1-5.75%)                             $14.42

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $12,118,274)                     931,263
Net asset value and offering price per share                             $13.01

CLASS C
   Shares of beneficial interest outstanding, no par value,
     unlimited authorization (Net Assets $9,537,848)                    732,513
   Net asset value and offering price per share                          $13.02



                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2005

INVESTMENT INCOME
Dividends                                                            $1,151,380
Interest                                                                 39,214
                                                                     ----------
      Total investment income                                         1,190,594
                                                                     ----------
EXPENSES
Investment advisory fee                                                 426,452
Service fees, Class A                                                    79,359
Distribution and service fees, Class B                                  131,421
Distribution and service fees, Class C                                  119,747
Financial agent fee                                                      65,369
Transfer agent                                                          146,833
Trustees                                                                 41,037
Registration                                                             38,161
Professional                                                             38,155
Printing                                                                 34,145
Custodian                                                                15,522
Miscellaneous                                                            24,542
                                                                     ----------
      Total expenses                                                  1,160,743
      Less expenses reimbursed by investment adviser                   (261,612)
                                                                     ----------
      Net expenses                                                      899,131
                                                                     ----------
NET INVESTMENT INCOME                                                   291,463
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                      4,401,246
Net change in unrealized appreciation (depreciation) on
   investments                                                        2,141,924
                                                                     ----------
NET GAIN ON INVESTMENTS                                               6,543,170
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $6,834,633
                                                                     ==========


26
                        See Notes to Financial Statements

Phoenix Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                    Year Ended       Year Ended
                                                                                  August 31, 2005  August 31, 2004
                                                                                  ---------------  ---------------
FROM OPERATIONS
   Net investment income (loss)                                                    $    291,463     $     14,739
   Net realized gain (loss)                                                           4,401,246        6,012,009
   Net change in unrealized appreciation (depreciation)                               2,141,924       (1,758,372)
                                                                                   ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        6,834,633        4,268,376
                                                                                   ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                            --         (123,233)
   Net investment income, Class B                                                            --          (30,551)
   Net investment income, Class C                                                            --          (28,415)
                                                                                   ------------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 --         (182,199)
                                                                                   ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (274,618 and 614,291 shares, respectively)           3,623,573        7,356,934
   Net asset value of shares issued from reinvestment of distributions
      (0 and 10,049 shares, respectively)                                                    --          118,886
   Cost of shares repurchased (911,003 and 1,192,023 shares, respectively)          (12,004,860)     (14,324,559)
                                                                                   ------------     ------------
Total                                                                                (8,381,287)      (6,848,739)
                                                                                   ------------     ------------
CLASS B
   Proceeds from sales of shares (97,568 and 145,182 shares, respectively)            1,235,635        1,682,300
   Net asset value of shares issued from reinvestment of distributions
      (0 and 2,377 shares, respectively)                                                     --           27,241
   Cost of shares repurchased (305,879 and 496,749 shares, respectively)             (3,883,593)      (5,708,222)
                                                                                   ------------     ------------
Total                                                                                (2,647,958)      (3,998,681)
                                                                                   ------------     ------------
CLASS C
   Proceeds from sales of shares (49,854 and 248,897 shares, respectively)              637,616        2,920,735
   Net asset value of shares issued from reinvestment of distributions
      (0 and 2,239 shares, respectively)                                                     --           25,685
   Cost of shares repurchased (457,829 and 511,506 shares, respectively)             (5,752,878)      (5,893,378)
                                                                                   ------------     ------------
Total                                                                                (5,115,262)      (2,946,958)
                                                                                   ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (16,144,507)     (13,794,378)
                                                                                   ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             (9,309,874)      (9,708,201)

NET ASSETS
   Beginning of period                                                               59,372,659       69,080,860
                                                                                   ------------     ------------
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
OF $273,202 AND $0 RESPECTIVELY)                                                   $ 50,062,785     $ 59,372,659
                                                                                   ============     ============

                                                                              27
                       See Notes to Financial Statements

Phoenix Value Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS A
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2005         2004         2003         2002       2001
Net asset value, beginning of period                         $12.05       $11.33       $10.64       $12.76       $15.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             0.11         0.04         0.11         0.08         0.08
   Net realized and unrealized gain (loss)                     1.43         0.72         0.66        (1.97)       (0.93)
                                                             ------       ------       ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                         1.54         0.76         0.77        (1.89)       (0.85)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          --        (0.04)       (0.08)       (0.08)          --
   Distributions from net realized gains                         --           --           --        (0.15)       (1.42)
                                                             ------       ------       ------       ------       ------
      TOTAL DISTRIBUTIONS                                        --        (0.04)       (0.08)       (0.23)       (1.42)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.54         0.72         0.69        (2.12)       (2.27)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $13.59       $12.05       $11.33       $10.64       $12.76
                                                             ======       ======       ======       ======       ======

Total return(2)                                               12.78%        6.71%        7.31%      (14.97)%      (6.71)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $28,407      $32,859      $37,310      $43,993      $58,260

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expense                                       1.25%        1.25%        1.25%        1.25 %       1.25 %
   Gross operating expenses                                    1.71%        1.59%        1.63%        1.49 %       1.38 %
   Net investment income                                       0.84%        0.35%        1.06%        0.64 %       0.53 %
Portfolio turnover                                               69%         200%         349%         166 %        249 %



                                                                                      CLASS B
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2005         2004         2003         2002       2001
Net asset value, beginning of period                         $11.62       $10.99       $10.35       $12.42       $14.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             0.01        (0.05)        0.04        (0.01)       (0.03)
   Net realized and unrealized gain (loss)                     1.38         0.70         0.63        (1.91)       (0.90)
                                                             ------       ------       ------       ------       ------
      TOTAL FROM INVESTMENT OPERATIONS                         1.39         0.65         0.67        (1.92)       (0.93)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                          --        (0.02)       (0.03)          --           --
   Distributions from net realized gains                         --           --           --        (0.15)       (1.42)
                                                             ------       ------       ------       ------       ------
      TOTAL DISTRIBUTIONS                                        --        (0.02)       (0.03)       (0.15)       (1.42)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.39         0.63         0.64        (2.07)       (2.35)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $13.01       $11.62       $10.99       $10.35       $12.42
                                                             ======       ======       ======       ======       ======
Total return(2)                                               11.96%        5.95 %       6.44%      (15.57)%      (7.42)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $12,118      $13,247      $16,363      $28,873      $36,669

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.00%        2.00 %       2.00%        2.00 %       2.00 %
   Gross operating expenses                                    2.46%        2.34 %       2.38%        2.24 %       2.13 %
   Net investment income (loss)                                0.09%       (0.40)%       0.37%       (0.11)%      (0.22)%
Portfolio turnover                                               69%         200 %        349%         166 %        249 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.

28
See Notes to Financial Statements

Phoenix Value Equity Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS C
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2005         2004         2003         2002       2001
Net asset value, beginning of period                         $11.63       $11.00       $10.35       $12.43       $14.78
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             0.01        (0.05)        0.03        (0.01)       (0.03)
   Net realized and unrealized gain (loss)                     1.38         0.70         0.65        (1.92)       (0.90)
                                                             ------       ------       ------       ------       ------
TOTAL FROM INVESTMENT OPERATIONS                               1.39         0.65         0.68        (1.93)       (0.93)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
Dividends from net investment income                             --        (0.02)       (0.03)          --           --
Distributions from net realized gains                            --           --           --        (0.15)       (1.42)
                                                             ------       ------       ------       ------       ------
TOTAL DISTRIBUTIONS                                              --        (0.02)       (0.03)       (0.15)       (1.42)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.39         0.63         0.65        (2.08)       (2.35)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $13.02       $11.63       $11.00       $10.35       $12.43
                                                             ======       ======       ======       ======       ======
Total return(2)                                               11.95%        5.94 %       6.47%      (15.56)%      (7.41)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                     $9,538      $13,266      $15,408      $19,231      $23,409

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.00%        2.00 %       2.00%        2.00 %       2.00 %
   Gross operating expenses                                    2.46%        2.34 %       2.38%        2.24 %       2.13 %
   Net investment income (loss)                                0.09%       (0.40)%       0.31%       (0.11)%      (0.22)%
Portfolio turnover                                               69%         200 %        349%         166 %        249 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.

                                                                              29
                        See Notes to Financial Statements

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (CONTINUED)

1. ORGANIZATION

    Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

    Currently, two funds are offered for sale (each a "Fund"), Phoenix Small-Cap Value Fund is diversified and seeks long-term capital appreciation. Phoenix Value Equity Fund is diversified and its primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income. The Funds offer the following classes of shares for sale:

                                        Class A     Class B    Class C
                                        -------     -------    -------
Small-Cap Value Fund..............         X            X         X
Value Equity Fund.................         X            X         X

    Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

    Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

    Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

    As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

    Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

    Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

    Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

    Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made. The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

    Distributions are declared and recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

    Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

    A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS
Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. INDEMNIFICATIONS:

    Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

    As compensation for its services to the Trust, the Advisers ("the Advisers"), Phoenix Investment Counsel, Inc. ("PIC") for the Small- Cap Value Fund and Engemann Asset Management ("EAM") for the Value Equity Fund, each indirect wholly-owned subsidiaries of The Phoenix Companies, Inc. ("PNX"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

                                            1st        $1-2        $2 +
Fund                                    $1 Billion     Bllion     Billion
------                                  ----------     ------     -------
Small-Cap Value Fund .............         0.90%        0.85%       0.80%
Value Equity Fund.................         0.75%        0.70%       0.65%

The Advisers have voluntarily agreed to assume total operating expenses of each Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses, until December 31, 2005, to the extent that such expenses exceed the following percentages of the average annual net asset values for each fund:

                                         Class A       Class B    Class C
                                          Shares        Shares    Shares
                                        ----------     -------    -------
Small-Cap Value Fund .............         1.40%        2.15%      2.15%
Value Equity Fund.................         1.25%        2.00%      2.00%

    The Advisers will not seek to recapture any prior years' reimbursed or waived investment advisory fees.

    Phoenix/Zweig Advisers LLC ("PZA") is the subadviser to the Small-Cap Value Fund. For its services, PZA is paid a fee by the Adviser equal to 0.10% of the average daily net assets of this Fund up to $166 million and 0.40% in excess of $166 million. PZA is an indirect wholly-owned subsidiary of PNX.

    As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the fiscal year ("the period") ended August 31, 2005, as follows:

                                  Class A          Class B           Class C
                                 Net Selling       Deferred         Deferred
                                 Commissions     Sales Charges    Sales Charges
                                 -----------     -------------    -------------
Small-Cap Value Fund.......        $10,534          $72,736           $2,217
Value Equity Fund .........          4,069           27,694               79

    In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (CONTINUED)

    Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The current fee schedule of PFPC Inc. ranges from 0.06% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended August 31, 2005, the Trust incurred financial agent fees totaling $243,195.

    PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended August 31, 2005, transfer agent fees were $718,195 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                            Transfer Agent
                                                             Fee Retained
                                                            --------------
Small-Cap Value Fund....................................       $226,928
Value Equity Fund.......................................         33,496

    At August 31, 2005, PNX and its affiliates and the retirement plans of PNX and its affiliates held 363,417 Class A shares of the Phoenix Small-Cap Value Fund with an aggregate net asset value of $7,068,461.

4. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of securities during the period ended August 31, 2005 (excluding U.S. Government and agency securities and short-term securities) were as follows:

                                              Purchases          Sales
                                             ------------     ------------
Small-Cap Value Fund ...................     $255,200,701     $297,730,451
Value Equity Fund ......................       38,198,735       54,185,753

    There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 2005.

5. CREDIT RISK AND ASSET CONCENTRATIONS

    In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

    Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

    At August 31, 2005 the Value Equity Fund held $14,259,683 in investments issued by Financial Institutions comprising 28% of the total net assets of the fund.

6. ILLIQUID SECURITIES

    Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.


7. REGULATORY EXAMS

    Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. The Boston District Office of the SEC recently completed a compliance examination of certain of the Company's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. The Company has responded to the SEC with respect to each comment in the letter. We do not believe that the outcome of this matter will be material to these financial statements.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (CONTINUED)


8. FEDERAL INCOME TAX INFORMATION

    The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                    Expiration Year
                                               --------------------------
                                                   2011          Total
                                               -----------    -----------
Small-Cap Value Fund.....................      $        --    $        --
Value Equity Fund .......................       14,293,280     14,293,280

    The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended August 31, 2005, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Small-Cap Value Fund ....................      $3,022,940
Value Equity Fund .......................       3,971,833

    Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended August 31, 2005, the Funds deferred and recognized post-October losses as follows:

                                                Deferred        Recognized
                                                --------        ----------
Small-Cap Value Fund                            $     --         $     --
Value Equity Fund................                                 378,625

    The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                                  Undistributed
                                        Undistributed               Long-Term
                                       Ordinary Income            Capital Gains
                                       ---------------            -------------
Small-Cap Value Fund ............          $644,072                $18,545,286
Value Equity Fund................           273,202                         --

    The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS

    For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of August 31, 2005, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                              Capital Paid
                                  in on
                               Shares of      Accumulated     Undistributed
                               Beneficial     Net Realized    Net Investment
                                Interest       Gain (Loss)     Income (Loss)
                               -----------    ------------    --------------
Small-Cap Value Fund ......     $(75,201)      $(1,233,132)     $1,308,333
Value Equity Fund .........           --            18,261         (18,261)

10. SUBSEQUENT EVENT

    Effective October 1, 2005, Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to the Phoenix Value Equity Fund (the "fund"), replacing Engemann Asset Management ("EAM"), an affiliate of PIC. Effective October 3, 2005, Acadian Asset Management, Inc. ("Acadian") is the subadviser to the fund. The fund's investment objective remains unchanged.

    PIC will pay Acadian a sub-advisory fee, based on the schedule below:

                                                     $1 billion
                                                      through
                                      1st billion    $2 billion    $2+ billion
                                      -----------    ----------    -----------
Subadvisory Fee .................        0.375%         0.350%        0.325%

11. MERGER

    On April 16, 2004, the Phoenix Small Cap Value Fund ("Small Cap") acquired all of the net assets of the Phoenix Appreciation Fund ("Appreciation") pursuant to an Agreement and Plan of Reorganization approved by the Appreciation shareholders on March 19, 2004. The acquisition was accomplished by a tax-free exchange of 4,064,701 Class A shares of Small Cap, 462,034 Class B shares of Small Cap and 1,970,027 Class C shares of Small Cap (valued at $62,404,841, $6,731,032, and $28,697,143, respectively) for 6,338,617 Class A shares of
Appreciation, 723,453 Class B shares of Appreciation and 3,089,535 Class C shares of Appreciation outstanding on April 16, 2004. Appreciation's net assets on that date, $97,833,016, including $8,165,738 appreciation, were combined with those of Small Cap. The aggregate net assets of Small Cap immediately after the merger were $268,632,994.

    The shareholders of each Class of Appreciation received for each share owned approximately 0.64, 0.64 and 0.64 shares, respectively, for Class A, Class B and Class C shares of the same class of Small Cap.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2005 (CONTINUED)

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended August 31, 2005, for federal income tax purposes, 100% of the ordinary income dividends earned by both the Small-Cap Value Fund and the Value Equity Fund qualify for the dividends received deduction for corporate shareholders.
   For the fiscal year ended August 31, 2005, each Fund hereby designates 100%, or the maximum amount allowable, of their ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.
   For the fiscal year ended August 31, 2005, the Small-Cap Value Fund designates $18,545,286 as long-term capital gains dividend.
--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[GRAPHIC OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees of
Phoenix Investment Trust 97 and Shareholders of
Phoenix Small-Cap Value Fund and
Phoenix Value Equity Fund



   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Small-Cap Value Fund (formerly Phoenix Small Cap Value Fund) and Phoenix Value Equity Fund (formerly Phoenix-Oakhurst Value Equity Fund), constituting Phoenix Investment Trust 97, hereafter referred to as the "Trust" at August 31, 2005 and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 14, 2005

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX VALUE EQUITY FUND (THE "FUND")
AUGUST 31, 2005

    The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. In approving each agreement, the Trustees primarily consider the nature and quality of the services provided under the respective agreements and the overall fairness of each agreement to the Fund.

INVESTMENT ADVISORY AGREEMENT

    The Trustees approved the Investment Advisory Agreement for the Fund at an in-person meeting held on June 13, 2005, and the Fund's shareholders approved the Investment Advisory Agreement at a special meeting of shareholders held on September 16, 2005. The only change in the Investment Advisory Agreement was the entity used to provide advisory services to the Fund. At the time the change in adviser was considered, Engemann Asset Management ("EAM") provided advisory services to the Fund. Pursuant to the Investment Advisory Agreement recently approved by the Trustees, Phoenix Investment Counsel, Inc. ("PIC") will provide investment advisory services to the Fund. PIC and EAM are indirect wholly-owned subsidiaries of Phoenix Investment Partners, Ltd. The reason for entering into the new Investment Advisory Agreement with PIC is that PIC has more experience in dealing with and monitoring subadvisers. Further, for ease of administration and possible economies of scale, PIC and EAM agreed that management of subadvisory relationships should be undertaken by one entity - PIC. In evaluating the Investment Advisory Agreement, the Board of Trustees considered a variety of information relating to the Fund and PIC. PIC personnel provided detail focusing on the nature, extent and quality of services to be provided by PIC, cost of services and profitability to PIC, the possible economies of scale that would be realized due to the Fund's growth, whether fee levels would reflect such economies of scale for the benefit of investors, financial statement information and expense comparisons with similarly situated funds, among other things.

    With respect to the nature and quality of the services to be provided, the Trustees noted that PIC, with respect to other Phoenix funds, regularly reviews with the Trustees information comparing the performance of each fund advised by it with a peer group of funds and a relevant market index, the economic outlook and the general investment outlook in the markets in which each fund invests, the allocation of each fund's brokerage commissions, including any allocations to affiliates and PIC's record of compliance with its investment policies and restrictions on personal securities transactions. The Trustees also noted the qualifications of key personnel of PIC that would work with the Fund, based on the Trustees' experience with other PIC-advised funds. Based on the nature and quality of services to be provided by PIC, the Board of Trustees concluded that it was satisfied with the nature and quality of services to be provided to the Fund.

    The Trustees also noted that a major component of profitability of PIC would be the difference between the amount PIC would collect from the Fund and what PIC would pay to the subadviser. With respect to the overall fairness of the management fees, the Trustees primarily considered information relating to the Fund's fee structure, including a comparative analysis of the Fund's management fee and total expenses with its respective peer group. In particular, the Trustees considered the existence of breakpoints in the management fee schedule, the likelihood that these breakpoints might foster economies of scale as the Fund's assets grew and whether those economies of scale would be passed along to the Fund's shareholders. The Trustees also considered the effect of the Fund's growth and size on its performance and fees and the voluntary waiver of management and other fees by PIC to prevent total fund expenses from exceeding specified caps. Based upon their review, the Trustees concluded that the estimated level of profitability to PIC from its relationship with the Fund was reasonable and that the management fee schedule provided an opportunity for the Fund to realize other economies of scale if assets increase proportionally more than certain other expenses.

    The Trustees concluded that PIC possessed the fundamental resources necessary to serve as adviser to the Fund. The Trustees also concluded, based upon a review of the financial statements provided by PIC, that it was sufficiently capitalized to remain economically viable to serve as adviser.

    Following deliberations, the Trustees noted that the management fee was reasonable because it was within the range of contractual advisory fee rates at comparable asset levels for representative comparable funds, as indicated in material prepared for the Trustees by PIC. Specifically, the Trustees found that the proposed management fee was slightly above the median of advisory fees for comparable funds.

SUBADVISORY AGREEMENT

    The Trustees approved the Subadvisory Agreement between PIC and Acadian Asset Management, Inc. ("Acadian") at an in-person meeting held on June 13, 2005, and the Fund's shareholders approved the Subadvisory Agreement at a special meeting of shareholders held on September 16, 2005. Acadian personnel provided an overview for the Trustees including biographical information for each portfolio manager who would be providing services to the Fund, a detailed description of its value investing process and the prior performance of assets managed by Acadian in a similar manner as it proposed to manage the Fund's assets. They also commented on Acadian's responses to an extensive questionnaire concerning a number of issues including its investment philosophy, resources and compliance structure that had been provided prior to the meeting and reviewed with the Trustees detailed information including the nature, extent and quality of services to be provided by Acadian.

    With respect to the quality of services to be provided, the Trustees noted the qualifications of key personnel of Acadian that would work with the Fund. The Trustees considered the prior performance of a composite of all discretionary accounts managed by Acadian with substantially similar investment objectives, strategies and policies of the Fund, for the one-, three- and five-year periods ending March 31,

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENTS
FOR PHOENIX VALUE EQUITY FUND (THE "FUND") (CONTINUED)
AUGUST 31, 2005

2005, and noted the performance was above or near the relevant benchmark. Based on the breadth and depth of experience of Acadian's personnel and the performance of assets managed by Acadian in a similar manner as the Fund would be managed, the Trustees concluded that the nature and quality of services to be provided to the Fund by Acadian were satisfactory.

    The Trustees also considered the fact that Acadian had soft dollar arrangements with several brokers, and that Acadian pooled soft dollars throughout the year to pay for a variety of research-related expenses that generally benefited all of its clients.

    With respect to the overall fairness of the Subadvisory Agreement, the Trustees primarily considered information relating to the Fund's fee structure. The Trustees also considered the existence of any economies of scale and whether those would be passed along to the Fund's shareholders but noted that any economies of scale would most likely be generated at the adviser level and not necessarily at the subadviser level. The Trustees also considered the fact that the subadvisory fee under the Subadvisory Agreement would be paid by PIC out of the management fee it received from the Fund. Based upon their review, the Board of Trustees determined that the subadvisory fee was reasonable in view of the quality of services and the other factors considered.

    Following deliberations, the Trustees concluded that Acadian possessed the fundamental resources necessary to act as subadviser to the Fund. The Trustees also concluded, based upon a review of the financial statements provided by Acadian, that it was sufficiently capitalized to remain economically viable during the coming year.

THE INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

    The Trustees did not identify any particular information that was all-important or controlling. Based on the Trustees' deliberations and their evaluation of the information described above, and assisted by the advice of independent legal counsel, the Trustees, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement and the Subadvisory Agreement. They concluded that the compensation to be paid under the agreements was fair and reasonable in light of the services, expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

    In connection with their deliberations, the Trustees met separately without management in a closed executive session with independent legal counsel to review the relevant material and consider their responsibilities under relevant laws and regulations.

FUND MANAGEMENT TABLES (UNAUDITED)

    Information pertaining to the Trustees and officers of the Trust, as of August 31, 2005, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

    The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                      FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF        OVERSEEN BY                      DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED         TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                  Served since             52          Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC         1997.                                (2001-present). Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                                        (1983-present). Trustee/Director, Realty Foundation of New
New York, NY 10178                                                     York (1972-present), Josiah Macy, Jr. Foundation (Honorary)
DOB: 8/2/29                                                            (2004-present), Pace University (Director/Trustee Emeritus)
                                                                       (2003-present), Greater New York Councils, Boy Scouts of
                                                                       America (1985-present), The Academy of Political Science
                                                                       (Vice Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                       (1989-present). Colgate University (Trustee Emeritus)
                                                                       (2004-present). Director/Trustee, The Harlem Youth
                                                                       Development Foundation, (Chairman) (1998-2002), Metropolitan
                                                                       Transportation Authority (Chairman) (1992-2001), Trism, Inc.
                                                                       (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                       (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                       Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                                       (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                                       (Advisory Director) (1990-2000), Accuhealth (1994-2002), Pace
                                                                       University (1978-2003), New York Housing Partnership
                                                                       Development Corp. (Chairman) (1981-2003), Josiah Macy, Jr.
                                                                       Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne               Served since             52          Retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court            1997.                                (1983-present).
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
S. Leland Dill                    Served since             50          Retired. Trustee, Phoenix Funds Family (1989-present).
7721 Blue Heron Way               2004.                                Trustee, Scudder Investments (55 portfolios) (1986-present).
West Palm Beach, FL 33412                                              Director, Coutts & Co. Trust Holdings Limited (1991-2000),
DOB: 3/28/30                                                           Coutts & Co. Group (1991-2000) and Coutts & Co. International
                                                                       (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries               Served since             52          Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902          1997.                                Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.                  Served since             50          Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.         1997.                                (2001-present). Director/Trustee, Evergreen Funds (six
736 Market Street,                                                     portfolios). Trustee, Phoenix Funds Family (1980-present).
Ste. 1430 Chattanooga, TN 37402                                        Director, Divesapak (2002- present). Obaji Medical Products
DOB: 2/14/39                                                           Company ( 2002-present). Director, Lincoln Educational
                                                                       Services (2002-2004). Chairman, Carson Products Company
                                                                       (cosmetics) (1998-2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                      FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF        OVERSEEN BY                      DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED         TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 Geraldine M. McNamara            Served since             52          Managing Director, U.S. Trust Company of New York (private
 U.S. Trust Company of            2001.                                bank) (1982- present). Trustee/Director, Phoenix Funds
 New York                                                              Complex (2001-present).
 11 West 54th Street
 New York, NY 10019
 DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
 Everett L. Morris                Served since             52          Retired. Trustee/Director, Phoenix Funds Complex
 164 Laird Road                   1997.                                (1991-present). Director, W.H. Reaves Utility Income Fund
 Colts Neck, NJ 07722                                                  (2004-present). Vice President, W.H. Reaves and Company
 DOB: 5/26/28                                                          (investment management) (1993-2003).
------------------------------------------------------------------------------------------------------------------------------------
*James M. Oates                   Served since             50          Chairman, Hudson Castle Group, Inc. (Formerly IBEX Capital
 c/o Northeast Partners           1997.                                Markets, Inc.) (financial services) (1997-present). Trustee /
 150 Federal Street,                                                   Director Phoenix Funds Family (1987-present). Managing
 Suite 1000                                                            Director Wydown Group (consulting firm) (1994-present).
 Boston, MA 02110                                                      Director, Investors Financial Service Corporation
 DOB: 5/31/46                                                          (1995-present), Investors Bank & Trust Corporation
                                                                       (1995-present), Stifel Financial (1996-present), Connecticut
                                                                       River Bancorp (1998-present), Connecticut River Bank
                                                                       (1999-present), Trust Company of New Hampshire
                                                                       (2002-present). Chairman, Emerson Investment Management, Inc.
                                                                       (2000-present). Independent Chairman, John Hancock Trust
                                                                       (since 2005), Trustee, John Hancock Funds II and John Hancock
                                                                       Funds III (since 2005). Trustee, John Hancock Trust
                                                                       (2004-2005). Director/Trustee, AIB Govett Funds (six
                                                                       portfolios) (1991-2000), Command Systems, Inc. (1998-2000),
                                                                       Phoenix Investment Partners, Ltd. (1995-2001), 1Mind, Inc.
                                                                       (formerly 1Mind.com), (2000-2002), Plymouth Rubber Co.
                                                                       (1995-2003). Director and Treasurer, Endowment for Health,
                                                                       Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Donald B. Romans                  Served since             50          Retired. President, Romans & Company (private investors and
39 S. Sheridan Road               2004.                                financial consultants) (1987-2003). Trustee/Director, Phoenix
Lake Forest, IL 60045                                                  Funds Family (1985-present). Trustee, Burnham Investors Trust
DOB: 4/22/31                                                           (5 portfolios) (1967-2003).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson               Served since             50          Managing Director, Northway Management Company
Northway Management               1997.                                (1998-present). Trustee/Director, Phoenix Funds Family
Company                                                                (1983-present).
164 Mason Street
Greenwich, CT 06830
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck          Served since             50          Director, Banco Urquijo (Chairman)(1998-present). Trustee,
Nederpolder, 7                    2004.                                Phoenix Funds Family (2002-present). Director EASDAQ
B-9000 Gent, Belgium                                                   (Chairman) (2001-present), The JP Morgan Fleming Continental
DOB: 7/30/42                                                           European Investment Trust (1998-present), Groupe SNEF
                                                                       (1998-present), Degussa Antwerpen N.V. (1998-present),
                                                                       Santens N.V. (1999-present). Managing Director, Almanij N.V.
                                                                       (1992-2003). Director, KBC Bank and Insurance Holding Company
                                                                       (Euronext) (1992-2003), KBC Bank (1992-2003), KBC Insurance
                                                                       (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                                       Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea
                                                                       N.V. (1992-2003), Almafin N.V. (1992-2003), Centea N.V.
                                                                       (1992-2003), Dutch Chamber of Commerce for Belgium and
                                                                       Luxemburg (1995-2001), Phoenix Investment Partners, Ltd.
                                                                       (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                      FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF        OVERSEEN BY                      DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED         TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.            Served since             50          Director, Medallion Financial New York (2003-present),
7 Little Point Street             1997.                                Compuware (1996- present), WWE, Inc. (2000-present).
Essex, CT 06426                                                        President, The Trust for America's Health (non-profit)
DOB: 5/16/31                                                           (2001-present). (Trustee/Director), Phoenix Funds Family
                                                                       (1995-present). Director, UST, Inc. (1995-2004), HPSC Inc.
                                                                       (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
  Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8% of
  Hudson's common stock.


                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                       NUMBER OF
                                                     PORTFOLIOS IN
                                                      FUND COMPLEX                    PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                  LENGTH OF        OVERSEEN BY                      DURING PAST 5 YEARS AND
    AND DATE OF BIRTH               TIME SERVED         TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
**Marilyn E. LaMarche             Served since             50          Limited Managing Director, Lazard Freres & Co. LLC
  Lazard Freres & Co. LLC         2002.                                (1997-present). Trustee/Director, Phoenix Funds Family
  30 Rockefeller Plaza,                                                (2002-present). Director, The Phoenix Companies, Inc.
  59th Floor                                                           (2001-2005) and Phoenix Life Insurance Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
***Philip R. McLoughlin           Served since             74          Director, PXRE Corporation (Reinsurance) (1985-present),
   200 Bridge Street              1997.                                World Trust Fund (1991-present). Director/Trustee, Phoenix
   Chatham, MA 02633                                                   Funds Complex (1989-present). Management Consultant
   DOB: 10/23/46                  Chairman                             (2002-2004), Chairman (1997-2002), Chief Executive Officer
                                                                       (1995-2002), Director (1995-2002), Phoenix Investment
                                                                       Partners, Ltd., Director and Executive Vice President, The
                                                                       Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and
                                                                       Executive Vice President, Investments (1987-2002), Phoenix
                                                                       Life Insurance Company. Director (1983-2002) and Chairman
                                                                       (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                       (1982-2002), Chairman (2000-2002) and President (1990-2000),
                                                                       Phoenix Equity Planning Corporation. Chairman and President,
                                                                       Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002)
                                                                       and President (April 2002-September 2002), Phoenix Investment
                                                                       Management Company. Director and Executive Vice President,
                                                                       Phoenix Life and Annuity Company (1996-2002). Director
                                                                       (1995-2000) and Executive Vice President (1994-2002) and
                                                                       Chief Investment Counsel (1994-2002), PHL Variable Insurance
                                                                       Company. Director, Phoenix National Trust Holding Company
                                                                       (2001-2002). Director (1985-2002) and Vice President
                                                                       (1986-2002) and Executive Vice President (April
                                                                       2002-September 2002), PM Holdings, Inc. Director, WS Griffith
                                                                       Associates, Inc. (1995-2002). Director, WS Griffith
                                                                       Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

 ** Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
    Director of The Companies, Inc. and Phoenix Life Insurance Company.
*** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES


------------------------------------------------------------------------------------------------------------------------------------
                               POSITION(S) HELD WITH
    NAME, ADDRESS AND                LENGTH OF                                        PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                 TIME SERVED                                         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci              President since                 Executive Vice President, Asset Management, The Phoenix Companies,
DOB: 6/12/57                  2004.                           Inc. (wealth management) (since 2003). President and Chief Executive
                                                              Officer, Phoenix Investment Partners, Ltd. (since 2003). President, certain Funds within the Phoenix Fund Complex (2004-present),
                                                              President and Chief Executive Officer of North American investment operations, Pioneer Investment Management USA, Inc. (2001-2003).
                                                              President of Private Wealth Management Group (2000-2001), Executive
                                                              Vice President of Distribution and Marketing for U.S. institutional services business (1998-2000) and Executive Vice President of
                                                              Distribution and Marketing for Fidelity Canada (1996-1998), Fidelity
                                                              Investments.
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward             Executive Vice President        Senior Vice President and Chief Executive Officer, Asset Management,
DOB: 8/17/64                  since 2004.                     The Phoenix Companies, Inc. (2004-present). Executive Vice President and Chief Operating Officer, Phoenix Investment Partners, Ltd.
                                                              (2004-present). Vice President, Phoenix Life Insurance Company
                                                              (2002-2004). Vice President, The Phoenix Companies, Inc. (2001-2004).
                                                              Assistant Controller, Phoenix Investment Partners, Ltd. (1996-2001).
                                                              Executive Vice President, certain funds within the Phoenix Funds
                                                              Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman            Senior Vice President           Senior Vice President, Product Development and Management, Phoenix
DOB: 7/27/62                  since 2004.                     Investment Partners, Ltd. (2005-present), Senior Vice President and
                                                              Chief Administrative Officer, Phoenix Investment Partners, Ltd.,
                                                              (2003-2004), Senior Vice President and Chief Administrative Officer,
                                                              Phoenix Equity Planning Corporation (1999-2003), Senior Vice
                                                              President, certain funds within the Phoenix Fund Family
                                                              (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                  Vice President and              Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
900 Third Avenue              Chief Compliance Officer        Vice President and Chief Compliance Officer, certain Funds within the
New York, NY 10022            since 2004.                     Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
DOB: 9/23/45                                                  Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
                                                              (2004-present). President and Director of Watermark Securities, Inc.
                                                              (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                              (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                              Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss              Chief Financial Officer         Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52                 and Treasurer since 1996.       (1994-2000), Treasurer (1996-2000), Phoenix Equity Planning
                                                              Corporation. Vice President (2003-present), Phoenix Investment
                                                              Partners, Ltd. Treasurer or Assistant Treasurer, certain funds within the Phoenix Fund Complex (1994- present).
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                 Vice President,                 Vice President and Counsel, Phoenix Life Insurance Company (May 2005-
One American Row              Chief Legal Officer,            present). Vice President, Counsel, Chief Legal Officer and Secretary
Hartford, CT 06102            Counsel and Secretary           of certain funds within the Phoenix Fund Complex (May 2005-present).
DOB: 8/30/54                  since 2005.                     Compliance Officer of Investments and Counsel, Travelers Life &
                                                              Annuity Company (January 2005-May 2005). Assistant General Counsel,
                                                              The Hartford Financial Services Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, MA 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Ferdinand L. J. Verdonck
Lowell P. Weicker, Jr.

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
(Phoenix Small-Cap Value Fund)
56 Prospect Street
Hartford, CT 06115-0480

Engemann Asset Management
(Phoenix Value Equity Fund)
600 North Rosemead Boulevard
Pasadena, CA 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06102

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Telephone Orders                                                  1-800-367-5877
Text Telephone                                                    1-800-243-1926
Web site                                                        PHOENIXFUNDS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

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

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                                                                  U.S. POSTAGE
                                                                      PAID
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[LOGO OMITTED] PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480




For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.



NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP215                                                                     10/05


ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $53,040 for 2004 and $50,000 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,500 for 2004 and $9,500 for 2005.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Phoenix Investment Trust 97 (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

              The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b)  Not applicable for 2004 and not applicable for 2005

                    (c)  100% for 2004 and 100% for 2005

                    (d)  Not applicable for 2004 and not applicable for 2005.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $381,928 for 2004 and $1,780,924 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At a Board of Trustees meeting held May 16, 2005, the Trustees approved a Policy for the Consideration of Trustee Nominees as follows:

                                  PHOENIX FUNDS

                POLICY FOR THE CONSIDERATION OF TRUSTEE NOMINEES
                ------------------------------------------------

     The following Policy for the Consideration of Trustee Nominees (the "Policy") shall be followed by the Governance and Nominating Committee (the "Committee") of the Phoenix Funds (the "Trust") in filling vacancies on the Board of Trustees or when Trustees are to be nominated for election by shareholders.

MINIMUM NOMINEE QUALIFICATIONS
------------------------------

1. With respect to nominations for Trustees who are not interested persons of the Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the "1940 Act") ("Disinterested Trustees"), nominees shall be independent of the Trust's investment advisers and other principal service providers. The Committee shall also consider the effect of any relationship beyond those delineated in the 1940 Act that might impair independence, such as business, financial or family relationships with the investment adviser or its affiliates.

2. Disinterested Trustee nominees must qualify for service on the Trust's Audit Committees.

3. With respect to all Trustees, nominees must qualify under all applicable laws and regulations.

4. The proposed nominee may not be within five years of the Trust's retirement age for Trustees.

5. The Committees may also consider such other factors as they may determine to be relevant.

OTHER QUALIFICATIONS
--------------------

1. With respect to all proposed nominees, the Committee shall consider whether the proposed nominee serves on boards of or is otherwise affiliated with competing financial service organizations or their related fund complexes or companies in which the Trust may invest.

2. The Committee shall consider whether the proposed nominee is able to and intends to commit the time necessary for the performance of Trustee duties.

3.   The  Committee  shall  consider the integrity and character of the proposed
     nominee,  and  the  proposed  nominee's   compatibility  with  the  current
     Trustees.

4.   The Committee may require an interview with the proposed nominee.

NOMINEES RECOMMENDED BY SHAREHOLDERS
------------------------------------

1. The Committee shall consider nominations for openings on the Board of Trustees from shareholders who have individually held for at least one full year five percent of the shares of a series of the Trust.

2. The Committee shall give candidates recommended by shareholders the same consideration as any other candidate.

3. Shareholder recommendations should be sent to the attention of the Committee in care of the Trust's Secretary and should include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a Disinterested Trustee, if applicable.

             PROCESS FOR IDENTIFYING AND EVALUATING TRUSTEE NOMINEES
             -------------------------------------------------------

1. When identifying and evaluating prospective nominees for openings on the Board of Trustees, the Committee shall review all recommendations in the same manner, including those received from shareholders.

2. The Committee shall first determine if the prospective nominee meets the minimum qualifications set forth above. Those proposed nominees meeting the minimum qualifications will then be considered by the Committee with respect to the other qualifications listed above, and any other qualifications deemed to be important by the Committee.

3. Those nominees selected by the Committee shall be recommended to the Board of Trustees.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 97
            --------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           October 24, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           October 24, 2005
    ----------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                           Treasurer
                           (principal financial officer)

Date           October 20, 2005
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.